Statements of Operations (USD $)	3 Months Ended		12 Months Ended		99 Months Ended	102 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
NET REVENUES	$ 0	$ 0	$ 14,250	$ 8,000	$ 22,250	$ 22,250
OPERATING EXPENSES:
Consulting fees	4,998	0	150,050	1,155,500	1,305,550	1,310,548
Professional fees	3,550	6,631	17,608	40,406	72,414	75,964
Salary and compensation - officer and director	0	0	0	260,000	260,100	260,100
General and administrative expenses	23	119	2,099	2,440	4,539	4,562
Total operating expenses	8,571	6,750	169,757	1,458,346	1,642,603	1,651,174
LOSS BEFORE INCOME TAX PROVISION	(8,571)	(6,750)	(155,507)	(1,450,346)	(1,620,353)	(1,628,924)
INCOME TAX PROVISION	0	0	0	0	0	0
NET LOSS	$ (8,571)	$ (6,750)	$ (155,507)	$ (1,450,346)	$ (1,620,353)	$ (1,628,924)
NET LOSS PER COMMON SHARE
- BASIC AND DILUTED:	$ 0	$ 0	$ (0.01)	$ 0
Weighted common shares outstanding - basic and diluted	32,574,360	29,640,000	30,210,733	18,134,904